Deposits - Summary of Deposits (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)
Disclosure Of Deposits From Customers [Line Items]
Deposits	₩ 462,397,026	$ 320,097,626	₩ 435,687,897
Demand deposits in Korean won
Disclosure Of Deposits From Customers [Line Items]
Deposits	169,324,051		156,242,487
Demand deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Deposits	16,531,638		13,667,783
Demand deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	185,855,689		169,910,270
Time deposits in Korean won
Disclosure Of Deposits From Customers [Line Items]
Deposits	224,427,609		221,342,787
Fair value adjustments of fair value hedged time deposits in korean won
Disclosure Of Deposits From Customers [Line Items]
Fair value adjustments on valuation of fair value hedged items	6,865		6,258
Time deposits in korean won net of fair value adjustments of fair value hedged time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	224,434,474		221,349,045
Time deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Deposits	27,711,278		28,299,460
Fair value adjustments of fair value hedged time deposits in foreign currencies
Disclosure Of Deposits From Customers [Line Items]
Fair value adjustments on valuation of fair value hedged items	(1,334)		(7,593)
Time deposits in foreign currencies net of fair value adjustments of fair value hedged time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	27,709,944		28,291,867
Time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	252,144,418		249,640,912
Certificates of deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits	13,749,293		9,805,371
Investment contract liabilities
Disclosure Of Deposits From Customers [Line Items]
Deposits	₩ 10,647,626		₩ 6,331,344